Subsequent events, PIPE Financing (FY) (Details) - USD ($)	Nov. 06, 2024	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023
PIPE Financing [Abstract]
Number of stock issued (in shares)		91,760	25,489	63,722	91,760
Replacement shares (in shares)		91,760	25,489	63,722	91,760
DevvStream Holdings, Inc. [Member]
PIPE Financing [Abstract]
Number of stock issued (in shares)			166,666	416,667	600,000
Replacement shares (in shares)			166,666	416,667	600,000
DevvStream Holdings, Inc. [Member] | DevvStream Corp. [Member] | PIPE Shares [Member]
PIPE Financing [Abstract]
Number of stock issued (in shares)	194,808
Replacement shares (in shares)	194,808
DevvStream Holdings, Inc. [Member] | DevvStream Corp. [Member] | Sponsor [Member]
PIPE Financing [Abstract]
Subscription amount		$ 2,250,000
Shares received from investors (in shares)		1,547,000
DevvStream Holdings, Inc. [Member] | DevvStream Corp. [Member] | Sponsor [Member] | Replacement Shares [Member]
PIPE Financing [Abstract]
Number of stock issued (in shares)	1,500,000
Replacement shares (in shares)	1,500,000